Composition of Income Tax Expense (Detail)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income Taxes [Line Items]
Current income tax (expense) benefit	¥ 0	$ 0	¥ 0	¥ 0
Deferred taxation	24,295,298	3,499,251	6,324,015	(21,011,979)
Change in valuation allowance	(30,374,580)	(4,374,850)	(6,324,015)	21,011,979
Income tax (expense) benefit	(6,079,282)	(875,599)
Domestic tax authority
Income Taxes [Line Items]
Current income tax (expense) benefit	0	0	0	0
Deferred taxation	(22,553,453)	(3,248,373)	(31,447,143)	(62,051,840)
Change in valuation allowance	22,553,453	3,248,373	31,447,143	62,051,840
Foreign tax authority
Income Taxes [Line Items]
Current income tax (expense) benefit	0	0	0	0
Deferred taxation	46,848,751	6,747,624	37,771,158	41,039,861
Change in valuation allowance	¥ (52,928,033)	$ (7,623,223)	¥ (37,771,158)	¥ (41,039,861)